Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Finance costs.
Interest payable on lease liabilities	$ 48	$ 223	$ 284